Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of assets measured at fair value on a recurring basis

Financial instrument assets recorded at fair value as of June 30, 2022 and December 31, 2021 are as follows (in thousands):

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents )	$30,146	$—	$—	$30,146
Derivative assets:
Foreign currency exchange options	—	$462	—	462
Interest rate swaps	—	2,826	—	2,826
	$30,146	$3,288	$—	$33,434

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents )	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

Financial instrument assets recorded at fair value as of December 31 are as follows (in thousands):

	2021
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$30,096	$—	$—	$30,096
Derivative assets:
Foreign currency exchange options	—	804	—	804
	$30,096	$804	$—	$30,900

	2020
	Level 1	Level 2	Level 3	Total
Money market funds (cash equivalents)	$38,093	$—	$—	$38,093
	$38,093	$—	$—	$38,093

Schedule of change in the fair value of the working capital loan

The following table presents changes in the fair value of the Contingent Consideration for the six months ended June 30, 2022 (in thousands):

December 31, 2021	$14,039
Change in fair value of Contingent Consideration	742
June 30, 2022	$14,781

The following table presents changes in the fair value of the Contingent Consideration for the year ended December 31, 2021 (in thousands):

December 31, 2020	$—
Issuance of Contingent Consideration in connection with acquisition	13,200
Change in fair value of Contingent Consideration	1,373
Effects of fluctuations in foreign currency exchange rates	(534)
December 31, 2021	$14,039

Cik0001812667 Cc Neuberger Principal Holdings Ii
Summary of assets measured at fair value on a recurring basis

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$—	$—	$—

Liabilities:
Derivative warrant liabilities – Public Warrants	$9,522,000	$—	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$—	$23,200,000
Derivative liabilities – Forward Purchase Agreement	$—	$—	$1,686,000
Working capital loan	$—	$—	$1,065,000

December 31, 2021

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$778,445,880	$—	$—

Liabilities:
Derivative warrant liabilities – Public Warrants	$28,152,000	$—	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$—	$54,380,800
Derivative liabilities – Forward Purchase Agreement	$—	$—	$3,343,000
Working capital loan	$—	$—	$—

(1) — Excludes $829,899,170 of investments in two open-ended money market funds and $50,150,712 of investments in one open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value at June 30, 2022 and December 31, 2021, respectively. In addition, it excludes $6,025 and $19,960 in cash at June 30, 2022 and December 31, 2021, respectively.

Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$778,445,880	$—	$—
Liabilities:
Derivative liabilities – Public Warrants	$28,152,000	$—	$—
Derivative liabilities – Private Warrants	$—	$—	$54,380,800
Derivative liabilities – Forward Purchase Agreement	$—	$—	$3,343,000

December 31, 2020

Description	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Securities(1)	$720,932,535	$—	$—
Liabilities:
Derivative liabilities – Public Warrants	$36,018,000	$—	$—
Derivative liabilities – Private Warrants	$—	$—	$38,233,600
Derivative liabilities – Forward Purchase Agreement	$—	$—	$13,105,000
(1)	Excludes $50,150,712 and $55,645,484 of investments in an open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value at December 31, 2021 and 2020, respectively. In addition, it excludes $19,960 and $51,713,546 in cash at December 31, 2021 and 2020, respectively.

Summary of quantitative information regarding Level 3 fair value measurement

	As of June 30,	As of December 31,
Private Warrants	2022	2021
Stock price	$9.99	$9.90
Volatility	15.0%	40.0%
Expected life of the options to convert	5.1	5.3
Risk-free rate	3.0%	1.3%
Dividend yield	0.0%	0.0%

	As of June 30,	As of December 31,
Forward Purchase Agreements	2022	2021
Stock price	$9.99	$9.90
Probability of closing	90.0%	90.0%
Discount term	0.1	0.3
Risk-free rate	1.3%	0.1%
Dividend yield	0.0%	0.0%

	As of June 30,	As of December 31,
Working Capital Loan	2022	2021
Stock price	$9.99	$—
Annual equity volatility	15.0%	—
Expected life of the options to convert	5.0	—
Risk-free rate	3.0%	—
Dividend yield	0.0%	—
Probability of merger closing	90.0%	—

	As of	As of
	December 31,	December 31,
Private Warrants	2021	2020
Stock price	$9.90	$10.40
Volatility	40.00%	30.00%
Expected life of the options to convert	5.3	5.5
Risk-free rate	1.30%	0.40%
Dividend yield	0.0%	0.0%

	As of	As of
Forward Purchase Agreements	December 31, 2021	December 31, 2020
Stock price	$9.90	$10.40
Probability of closing	90.0%	80.0%
Discount term	0.3	1.1
Risk-free rate	0.08%	0.10%
Dividend yield	0.0%	0.0%

Schedule of reconciliation of the beginning and ending balances of the derivative assets and liabilities

Warrant liabilities at December 31, 2021 – Level 3 measurements	$57,723,800
Change in fair value of warrant liabilities	(31,180,800)
Change in fair value of forward purchase agreement	(1,657,000)
Warrant liabilities at June 30, 2022 – Level 3 measurements	$24,886,000

Balance as of December 31, 2020	$51,338,600
Change in fair value of warrant liabilities	(2,969,600)
Change in fair value of forward purchase agreements	(9,706,000)
Balance as of June 30, 2021	$38,663,000

Balance as of May 12, 2020	$—
Acquisition date fair value of warrants:
Public warrants issued in the initial public offering	27,117,000
Private placement warrants issued in connection with the initial public offering (a)	32,294,400
Forward purchase agreement liability	1,562,000
Total acquisition date fair value of derivative liabilities	60,973,400
Change in fair value of warrant liabilities	14,840,200
Change in fair value of forward purchase agreement	11,543,000
Transfer to level one	(36,018,000)
Balance as of December 31, 2020	51,338,600
Change in fair value of warrant liabilities	16,147,200
Change in fair value of forward purchase agreement	(9,762,000)
End of period	$57,723,800

Schedule of change in the fair value of the working capital loan

Fair value at December 31, 2021	$—
Initial proceeds from working capital loan	850,000
Change in fair value of working capital loan	215,000
Fair value of working capital loan at June 30, 2022	$1,065,000